SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of the Group's share option activity under the option plans

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’million
Share options outstanding at January 1, 2019	1,135,990	1.89
Exercised	(1,088,358)	1.76

Share options outstanding at December 31, 2019	47,632	4.95	1.06	2

Share options vested or expected to vest at December 31, 2019	47,103	4.95	1.05	2

Share options exercisable at December 31, 2019	45,710	4.97	1.01	2

Summary of the Group's nonvested restricted stock activity

	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2019	12,096,616	8.89
Granted	678,043	31.14
Forfeited	(727,479)	15.57
Vested	(1,738,239)	8.76
Adjusted for performance conditions	(63,551)	15.45

Nonvested restricted stocks outstanding at December 31, 2019	10,245,390	9.87